SHARE-BASED PAYMENTS - (Schedule of Share - Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	$ 6,552	$ 4,402	$ 4,682
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	443	471	782
Selling expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	512	446	1,122
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share Based Compensation Expense	$ 5,597	$ 3,485	$ 2,778